Basic and Diluted Net Income/(Loss) Per Share - Net loss per share in accordance with ASC 260 (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net (loss)/income per ordinary share - basic: Numerator:
Net (loss)/income attributable to 36Kr Holdings Inc.	¥ 11,428	¥ (140,787)	¥ (89,247)
Net (income)/loss attributable to non-controlling interests	(262)	4,160	(733)
Net (loss)/income attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	¥ 11,166	¥ (136,627)	¥ (89,980)
Net income/(loss) per ordinary share-basic: Denominator:
Denominator used in computing net (loss)/income per share - basic	1,058,471,312	1,054,310,601	1,043,057,081
Net income/(loss) per ordinary share: - basic	¥ 0.011	¥ (0.13)	¥ (0.086)
Net (loss)/income per ordinary share - diluted: Numerator:
Net (loss)/income attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	¥ 11,166	¥ (136,627)	¥ (89,980)
Net (loss)/income attributable to ordinary shareholders - diluted	¥ 11,166	¥ (136,627)	¥ (89,980)
Net income/(loss) per ordinary share-diluted: Denominator:
Denominator used in computing net (loss)/income per share - basic	1,058,471,312	1,054,310,601	1,043,057,081
Share-based awards	1,551,776
Denominator used in computing net (loss)/income per share - diluted	1,060,023,088	1,054,310,601	1,043,057,081
Net (loss)/income per ordinary share - diluted	¥ 0.011	¥ (0.13)	¥ (0.086)